SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Intangible assets	$ 280,000
Section 174	70,000	23,000
Accrued expenses	300,000	53,000
Federal net operating losses	1,200,000	180,000
Research and development credit	50,000
Total deferred tax assets	1,900,000	256,000
Less: Valuation allowance	(1,880,000)	(256,000)
Net Deferred Tax Assets:	20,000
Fixed assets	(20,000)
Net Deferred Tax Liability